Supplemental Guarantor Information - Consolidated Statement of Cash Flows (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Cash flows from operating activities:
Income before income taxes for continuing op.	$ 794	$ 15,796		$ 18,278	[2]		$ 16,964
Non-cash items		19,688		15,898			18,755
Changes in working capital		(337)		(2,887)			(8,138)
Net cash flows generated from operating activities from continuing operations	1,767	35,147		31,289	[2]		27,581
Income before income taxes from discontinued operations	0	0		0	[2]		1,308
Operating activities from discontinued operations	0	0		0	[2]		654
Investing activities:
Acquisition and mergers, net of cash acquired							1,957
Interest received	53	1,047		1,230	[2]		1,004
Acquisition of long-lived assets, net		(9,381)		(9,994)			(9,518)
Acquisition of intangible assets and other investing activities		(614)		(1,409)			(1,355)
Investments in financial assets, net	(79)	(1,576)		(572)	[2]		(387)
Dividends received	1	16		1	[2]		8
Net cash flows (used in) investing activities from continuing operations	(527)	(10,508)		(10,744)	[2]		(8,291)
Net cash flows (used in)/from investing activities from discontinued operations	0	0		0	[2]		(962)
Financing activities:
Proceeds from borrowings	3,132	62,297		10,736	[2]		15,426
Repayments of borrowings	(2,272)	(45,187)		(20,460)	[2]		(15,957)
Interest paid	(307)	(6,102)		(4,682)	[2]		(4,984)
Dividends paid	(517)	(10,278)		(7,440)	[2]		(7,038)
Interest paid on lease liabilities	(5)	(105)		(129)	[2]		0
Payments of leases	(29)	(573)		(492)	[2]		0
Other financing activities						$ 0
Proceeds from issuing shares	18	365		(327)	[2]		(1,682)
Net cash flows (used in) financing activities from continuing operations	20	417		(22,794)	[2]		(14,235)
Net cash flows (used in)/from financing activities from discontinued operations	0	0		0	[2]		(37)
Net increase (decrease) in cash and cash equivalents from continuing operations	1,260	25,056		(2,249)	[2]		5,055
Net increase (decrease) in cash and cash equivalents from discontinued operations	0	0		0	[2]		963
Cash and cash equivalents at the beginning of the period	1,030	20,491	[2]	23,727	[2]		18,767
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	(103)	(2,050)		(987)	[2]		(1,058)
Cash and cash equivalents at the end of the period	$ 2,187	43,497		20,491	[2]		23,727	[2]
Parent
Cash flows from operating activities:
Income before income taxes for continuing op.		10,731		10,995			13,180
Non-cash items		(11,264)		(13,994)			(15,622)
Changes in working capital		196		(222)			(89)
Net cash flows generated from operating activities from continuing operations		(337)		(3,221)			(2,531)
Income before income taxes from discontinued operations							0
Operating activities from discontinued operations							0
Investing activities:
Acquisition and mergers, net of cash acquired							0
Interest received		3,593		2,957			2,994
Acquisition of long-lived assets, net		0		0			0
Acquisition of intangible assets and other investing activities		762		(3,693)			(10,153)
Investments in financial assets, net		(3)		(86)			(9,576)
Dividends received		25,567		15,052			4,816
Net cash flows (used in) investing activities from continuing operations		29,919		14,230			(11,919)
Net cash flows (used in)/from investing activities from discontinued operations							0
Financing activities:
Proceeds from borrowings		59,129		9,400			10,100
Repayments of borrowings		(42,051)		(14,137)			(9,028)
Interest paid		(7,019)		(4,006)			(4,189)
Dividends paid		(10,210)		(7,437)			(7,038)
Interest paid on lease liabilities		0		0
Payments of leases		0		0
Other financing activities						0
Proceeds from issuing shares		(8,811)		(1,016)			34,314
Net cash flows (used in) financing activities from continuing operations		(8,962)		(17,196)			24,159
Net cash flows (used in)/from financing activities from discontinued operations							0
Net increase (decrease) in cash and cash equivalents from continuing operations		20,620		(6,187)			9,709
Net increase (decrease) in cash and cash equivalents from discontinued operations							0
Cash and cash equivalents at the beginning of the period		9,849		16,529			7,017
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(473)		(493)			(197)
Cash and cash equivalents at the end of the period		29,996		9,849			16,529
Combined Wholly-owned Guarantors Subsidiaries
Cash flows from operating activities:
Income before income taxes for continuing op.		21,590		20,226			19,914
Non-cash items		(2,190)		(9,829)			(7,476)
Changes in working capital		(2,626)		(4,975)			(10,958)
Net cash flows generated from operating activities from continuing operations		16,774		5,422			1,480
Income before income taxes from discontinued operations							0
Operating activities from discontinued operations							0
Investing activities:
Acquisition and mergers, net of cash acquired							0
Interest received		1,876		2,460			2,187
Acquisition of long-lived assets, net		(3,667)		(4,218)			(3,506)
Acquisition of intangible assets and other investing activities		(180)		189			6,710
Investments in financial assets, net		(1,549)		(224)			(1,948)
Dividends received		13,830		868			0
Net cash flows (used in) investing activities from continuing operations		10,310		(925)			3,443
Net cash flows (used in)/from investing activities from discontinued operations							0
Financing activities:
Proceeds from borrowings		0		0			0
Repayments of borrowings		0		0			0
Interest paid		(4,909)		(31)			(5,487)
Dividends paid		(17,905)		(12,261)			(4,434)
Interest paid on lease liabilities		(104)		(129)
Payments of leases		(132)		(105)
Other financing activities						0
Proceeds from issuing shares		(4,159)		11,484			5,118
Net cash flows (used in) financing activities from continuing operations		(27,209)		(1,042)			(4,803)
Net cash flows (used in)/from financing activities from discontinued operations							0
Net increase (decrease) in cash and cash equivalents from continuing operations		(125)		3,455			120
Net increase (decrease) in cash and cash equivalents from discontinued operations							0
Cash and cash equivalents at the beginning of the period		4,464		1,026			926
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(190)		(17)			(20)
Cash and cash equivalents at the end of the period		4,149		4,464			1,026
Combined non-guarantor Subsidiaries
Cash flows from operating activities:
Income before income taxes for continuing op.		10,918		14,502			16,766
Non-cash items		5,699		12,276			8,957
Changes in working capital		1,917		2,310			2,909
Net cash flows generated from operating activities from continuing operations		18,534		29,088			28,632
Income before income taxes from discontinued operations							1,308
Operating activities from discontinued operations							654
Investing activities:
Acquisition and mergers, net of cash acquired							1,957
Interest received		2,823		5,446			4,513
Acquisition of long-lived assets, net		(5,714)		(5,776)			(6,012)
Acquisition of intangible assets and other investing activities		(1,196)		2,095			2,088
Investments in financial assets, net		8,623		(3,705)			(23,820)
Dividends received		16		1			8
Net cash flows (used in) investing activities from continuing operations		4,552		(1,939)			(21,266)
Net cash flows (used in)/from investing activities from discontinued operations							(962)
Financing activities:
Proceeds from borrowings		3,168		1,336			5,326
Repayments of borrowings		(3,136)		(6,323)			(6,929)
Interest paid		(1,419)		(10,278)			(3,998)
Dividends paid		(21,560)		(3,662)			(382)
Interest paid on lease liabilities		(1)		(125)
Payments of leases		(265)		(473)
Other financing activities						0
Proceeds from issuing shares		4,688		(7,141)			(6,157)
Net cash flows (used in) financing activities from continuing operations		(18,525)		(26,666)			(12,140)
Net cash flows (used in)/from financing activities from discontinued operations							(37)
Net increase (decrease) in cash and cash equivalents from continuing operations		4,561		483			(4,774)
Net increase (decrease) in cash and cash equivalents from discontinued operations							963
Cash and cash equivalents at the beginning of the period		6,178		6,172			10,824
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(1,387)		(477)			(841)
Cash and cash equivalents at the end of the period		9,352		6,178			6,172
Eliminations
Cash flows from operating activities:
Income before income taxes for continuing op.		(27,443)		(27,445)			(32,896)
Non-cash items		27,443		27,445			32,896
Changes in working capital		176		0			0
Net cash flows generated from operating activities from continuing operations		176		0			0
Income before income taxes from discontinued operations							0
Operating activities from discontinued operations							0
Investing activities:
Acquisition and mergers, net of cash acquired							0
Interest received		(7,245)		(9,633)			(8,690)
Acquisition of long-lived assets, net		0		0			0
Acquisition of intangible assets and other investing activities		0		0			0
Investments in financial assets, net		(8,647)		3,443			34,957
Dividends received		(39,397)		(15,920)			(4,816)
Net cash flows (used in) investing activities from continuing operations		(55,289)		(22,110)			21,451
Net cash flows (used in)/from investing activities from discontinued operations							0
Financing activities:
Proceeds from borrowings		0		0			0
Repayments of borrowings		0		0			0
Interest paid		7,245		9,633			8,690
Dividends paid		39,397		15,920			4,816
Interest paid on lease liabilities		0		125
Payments of leases		(176)		86
Other financing activities						$ 0
Proceeds from issuing shares		8,647		(3,654)			(34,957)
Net cash flows (used in) financing activities from continuing operations		55,113		22,110			(21,451)
Net cash flows (used in)/from financing activities from discontinued operations							0
Net increase (decrease) in cash and cash equivalents from continuing operations		0		0			0
Net increase (decrease) in cash and cash equivalents from discontinued operations							0
Cash and cash equivalents at the beginning of the period		0		0			0
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		0		0			0
Cash and cash equivalents at the end of the period		$ 0		$ 0			$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18